Loss per share	12 Months Ended
Dec. 31, 2018
Earnings per share [abstract]
Disclosure of earnings per share
Loss per share

	December 31, 2018	December 31, 2017	December 31, 2016
Loss attributable to owners of the Company	(11,496,401)	(24,409,474)	(30,662,251)
Weighted average number of shares outstanding *	15,900,865	4,374,187	3,432,928
Basic and diluted loss per share	(0.72)	(5.58)	(8.93)

* The basic and diluted loss per share for the year ended December 31, 2017 and the year ended December 31, 2016 is revised to reflect the reverse-split ratio of 10 to 1 following the Merger on March 13, 2018.

For the years ended December 31, 2018 and 2017 basic and diluted loss per share is based on the weighted average number of shares issued and outstanding and excludes shares to be issued under the Stock Option Plans (Note 13) and the warrant issued to Hercules (Note 24) as they would be anti-dilutive. As of December 31, 2018, the Company has 992,777 options outstanding under its stock option plans. The average number of options outstanding between January 1, 2018 and December 31, 2018 was 459,645 (1,676,526 for the period between January 1, 2017 and December 31, 2017). As of December 31, 2018, the Company issued warrants to purchase up to 6,544,791 of its common shares outstanding.